Investments - Summary of Investments in Listed Companies (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Investments in Indirect Subsidiaries and Associates [line items]
Associate	Braskem S.A.
Total	$ 2,223	$ 3,421
Braskem S.A. [member]
Investments in Indirect Subsidiaries and Associates [line items]
Associate	Braskem S.A.
Petrobras Distribuidora S. A.- B R [member]
Investments in Indirect Subsidiaries and Associates [line items]
Associate	Petrobras Distribuidora
Common shares [member]
Investments in Indirect Subsidiaries and Associates [line items]
Investments in associates number of shares	212,427
Quoted stock exchange	$ 8	$ 12
Market value, Associate	$ 1,662	$ 2,495
Total	$ 8,691	$ 7,447
Common shares [member] | Petrobras Distribuidora S. A.- B R [member]
Investments in Indirect Subsidiaries and Associates [line items]
Investments in associates number of shares	1,165,000	1,165,000
Quoted stock exchange	$ 7.46	$ 6.39
Market value, Associate	$ 8,691	$ 7,447
Class A preference shares [member]
Investments in Indirect Subsidiaries and Associates [line items]
Investments in associates number of shares	75,762
Quoted stock exchange	$ 7	$ 12
Market value, Associate	$ 561	$ 926